Restructuring	6 Months Ended
Jun. 30, 2021
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring
Restructuring charges

    No restructuring charge was recognized during the six months ended June 30, 2021 (June 30, 2020: $18.1 million).

Prior Period Restructuring charges

A restructuring charge of $18.1 million was recognized in the year ended December 31, 2020 under a restructuring plan adopted following a review of operations. The restructuring plan reflected resource rationalization across the business to improve resource utilization, resulting in a charge of $11.4 million and office consolidation resulting in a charge for onerous lease obligations of $6.7 million, including the recognition of an impairment of right of use assets of $5.4 million and provision for other related costs of $1.3 million. No additional charge was recorded during the three and six months ended June 30, 2021.

	Workforce reductions	Onerous Lease	Total
	(in thousands)
Initial restructuring charge recorded	$11,391	$6,698	$18,089
Utilization	(6,987)	(1,309)	(8,296)
Foreign exchange movement	—	325	325
Provision at December 31, 2020	4,404	5,714	10,118
Utilization	(2,299)	(1,345)	(3,644)
Foreign exchange movement	—	4	4
Provision at June 30, 2021	$2,105	$4,373	$6,478

Future minimum lease payments (including related costs), associated with the 2020 restructuring plan, under the non-cancelable onerous leases as at June 30, 2021 were as follows:

Minimum rental payments
(in thousands)
June 30, 2021
2021	$1,210
2022	1,872
2023	1,015
2024	142
2025	141
Thereafter	401
Total future minimum lease payments (including related costs)	4,781
Lease imputed interest	(408)
Total	$4,373

    A restructuring charge of $12.5 million was recognized during the year ended December 31, 2018 under a restructuring plan adopted following a review of operations. The restructuring plan reflected resource rationalization across the business to improve resource utilization, resulting in a charge of $9.7 million and office consolidation resulting in the recognition of an onerous lease obligation of $2.8 million. No additional charge was recorded during the six months ended June 30, 2021.

	Workforce reductions	Onerous Lease	Total
	(in thousands)
Initial restructuring charge recorded	$9,684	$2,806	$12,490
Utilization	(5,399)	(672)	(6,071)
Provision at December 31, 2018	$4,285	$2,134	$6,419
Utilization	(3,554)	(1,228)	(4,782)
Provision at December 31, 2019	$731	$906	$1,637
Utilization	(731)	(276)	(1,007)
Provision at December 31, 2020	$—	$630	$630
Utilization	—	(97)	(97)
Provision at June 30, 2021	$—	$533	$533

    At June 30, 2021, $4.4 million is included within other liabilities and $2.6 million within non-current other liabilities.